Unaudited Interim Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue		¥ 913,333	$ 127,496	¥ 786,068
Cost of revenue		(784,828)	(109,558)	(676,187)
Gross profit		128,505	17,938	109,881
Operating expenses
Selling and distribution expenses		(24,680)	(3,445)	(32,810)
Administrative expenses		(56,422)	(7,876)	(47,709)
Research and development expenses		(1,589)	(222)	(5,658)
Total operating expenses		(82,691)	(11,543)	(86,177)
Loss from operations		45,814	6,395	23,704
Other income/(expense)
Fair value losses				(21,248)
Other incomes		5,657	790	6,700
Other expenses		(370)	(52)	(862)
Gain on dissolution of subsidiaries and branches		638	89	1,322
Financial cost, net		(2,122)	(296)	(2,148)
Total other (expense)/ income, net		3,803	531	(16,236)
PROFIT BEFORE TAX		49,617	6,926	7,468
Income tax expenses		(12,045)	(1,681)	(6,063)
Net profit for the year		37,572	5,245	1,405
Net profit/(loss) attribute to non-controlling interests		(144)	(20)	413
Net profit attribute to Youlife Group Inc.		¥ 37,716	$ 5,265	¥ 992
Basic and diluted
Basic net earnings per share (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0.83	$ 0.12	¥ 0.02
Diluted net earnings per share (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0.54	$ 0.08	¥ 0.01
Shares used in net earnings per share computation
Shares used in net earnings per share computation Basic (in Shares)	[1]	45,292,909	45,292,909	45,292,909
Shares used in net earnings per share computation Diluted (in Shares)	[1]	70,000,000	70,000,000	70,000,000
TOTAL COMPREHENSIVE INCOME FOR THE YEAR		¥ 37,572	$ 5,245	¥ 1,405
Comprehensive income/(loss) attribute to non-controlling interest		(144)	(20)	413
Comprehensive income attribute to Youlife Group Inc.		¥ 37,716	$ 5,265	¥ 992

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.